INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT IN JOINT VENTURE
Summaries of Consolidated Financial Information of JCU

	At December 31	At December 31
(in thousands)	2022	2021

Total current assets(1)	$2,273	$4,851
Total non-current assets	38,371	38,067
Total current liabilities	(1,949)	(134)
Total non-current liabilities	(86)	—
Total net assets	$38,609	$42,784

		Twelve Months Ended
		November 30 2022(2)
Revenue		$—
Net loss		(5,775)
Other comprehensive income (loss)		$—

Reconciliation of JCU net assets to Denison investment carrying value:
Adjusted net assets of JCU–at December 31, 2021		$42,784
Net loss		(5,775)
Investment from Owners		1,600
Net assets of JCU-at December 31, 2022		$38,609
Denison ownership interest		50.00%
Investment in JCU		$19,305

(1)	Included in current assets are $1,473,000 in cash and cash equivalents (December 31, 2021 - $2,525,000)
(2)	Represents JCU net loss for the twelve months ended November 30, 2022 (recorded one month in arrears), adjusted for differences in fair value allocations and accounting policies

Investment in joint venture

	At December 31	At December 31
(in thousands)	2022	2021

Investment in joint venture:
JCU	$19,305	$21,392
	$19,305	$21,392

(in thousands)

Balance-December 31, 2021	$21,392
Investment at cost:
Equity share of loss	(2,887)
Incremental investment in JCU	800
Balance-December 31, 2022	$19,305